Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-15276
Entity Registrant Name	Itau Unibanco Holding S.A.
Entity Central Index Key	0001132597
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Praça Alfredo Egydio de Souza Aranha
Entity Address, City or Town	SP
Entity Address, Country	BR
Entity Address, Postal Zip Code	04344
Title of 12(b) Security	American Depositary Shares (as evidenced by American Depositary Receipts), each representing one Preferred Share
Trading Symbol	ITUB
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1351
Auditor Name	PricewaterhouseCoopers Auditores Independentes Ltda.
Auditor Location	São Paulo, Brasil
Ordinary shares [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	4,958,290,359
Preference shares [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	4,817,814,156
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Praça Alfredo Egydio de Souza Aranha
Entity Address, City or Town	SP
Entity Address, Country	BR
Entity Address, Postal Zip Code	04344
Country Region	55
City Area Code	11
Local Phone Number	2794 3547
Contact Personnel Name	Gustavo Lopes Rodrigues
Contact Personnel Email Address	drinvest@itau-unibanco.com.br